UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lepercq de Neuflize Asset Management LLC

Address:  1675 Broadway
          New York, NY  10019


13F File Number: 28-05525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700


Signature, Place and Date of Signing:

/s/ Peter Hartnedy             New York, New York             August 13, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total: $49,473
                                        (thousands)


List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE
                                                                                                              Voting Authority
                                                                                                         --------------------------
                                 Title                   Value    Shares/   Sh/ Put/  Invstmt  Other
Name of Issuer                   of class    CUSIP      (x$1000)  Prn Amt   Prn Call  Dscretn  Managers  Sole      Shared    None
------------------------------   --------    ---------  --------  --------  --- ----  -------  --------  --------  --------  ------

AOL Time Warner Inc.             COM         00184A105      1329     90350  SH        Sole     None                           90350
Alcoa Inc.                       COM         013817101       338     10200  SH        Sole     None                           10200
American Express Co.             COM         025816109      3015     83000  SH        Sole     None                           83000
American Int'l Group             COM         026874107      2367     34690  SH        Sole     None                           34690
American Power Conversion Corp   COM         029066107      1063     84200  SH        Sole     None                           84200
Anadarko Petroleum Corp.         COM         032511107      1385     28100  SH        Sole     None                           28100
Apache Corp.                     COM         037411105       262      4557  SH        Sole     None                            4557
Applied Materials Inc.           COM         038222105       224     11800  SH        Sole     None                           11800
Autodesk Inc.                    COM         052769106       894     67500  SH        Sole     None                           67500
Bank of New York                 COM         064057102      1640     48600  SH        Sole     None                           48600
Bristol Myers Squibb Co.         COM         110122108      1097     42700  SH        Sole     None                           42700
Cisco Systems Inc.               COM         17275R102       262     18800  SH        Sole     None                           18800
Devon Energy Corp                COM         25179M103      3097     62850  SH        Sole     None                           62850
Duke Energy Corp                 COM         264399106      1541     49550  SH        Sole     None                           49550
EMC Corp.                        COM         268648102      1671    221300  SH        Sole     None                          221300
El Paso Corp.                    COM         28336L109      1290     62600  SH        Sole     None                           62600
Exxon Mobil Corp.                COM         30231G102       530     12950  SH        Sole     None                           12950
Home Depot Inc.                  COM         437076102       272      7400  SH        Sole     None                            7400
Humana Inc                       COM         444859102       345     22050  SH        Sole     None                           22050
Intel Corp.                      COM         458140100       189     10325  SH        Sole     None                           10325
J.P. Morgan Chase & Co.          COM         46625H100       427     12600  SH        Sole     None                           12600
Johnson & Johnson                COM         478160104      2050     39230  SH        Sole     None                           39230
Lattice Semiconductor            COM         518415104       122     13940  SH        Sole     None                           13940
Lucent Technologies Inc          COM         549463107        28     17000  SH        Sole     None                           17000
Merck & Co.                      COM         589331107      1729     34150  SH        Sole     None                           34150
Newmont Mining Corp.             COM         651639106      2216     84175  SH        Sole     None                           84175
Ocean Energy Inc.                COM         67481E106      3142    145000  SH        Sole     None                          145000
Olin Corp                        COM         680665205      2483    112100  SH        Sole     None                          112100
Pfizer Inc.                      COM         717081103      1912     54625  SH        Sole     None                           54625
Quintiles Transnational Corp.    COM         748767100       965     77300  SH        Sole     None                           77300
Schlumberger Ltd.                COM         806857108      1603     34475  SH        Sole     None                           34475
Siebel Systems Inc.              COM         826170102       934     65700  SH        Sole     None                           65700
Steelcase Inc.                   COM         858155203       957     71500  SH        Sole     None                           71500
Sun Microsystems Inc             COM         866810104      1237    246850  SH        Sole     None                          246850
Symbol Technologies Inc.         COM         871508107      1001    117750  SH        Sole     None                          117750
Tellabs Inc.                     COM         879664100       102     16500  SH        Sole     None                           16500
Temple-Inland Inc.               COM         879868107       289      5000  SH        Sole     None                            5000
Texas Instruments Inc.           COM         882508104       241     10150  SH        Sole     None                           10150
Viacom Inc - Cl B                COM         925524308      3562     80269  SH        Sole     None                           80269
Walt Disney Production           COM         254687106      1662     87925  SH        Sole     None                           87925



03034.0001 #342647